As filed with the Securities and Exchange Commission

On November 22, 2011

File No. 333-26229

811-08201

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.  ☐

Post-Effective Amendment No. 21  ☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 23  ☒

ALLIANCEBERNSTEIN GREATER CHINA ‘97 FUND, INC.

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas, New York, N.Y. 10105

(Address of Principal Executive Office) (Zip Code)

(Registrant’s Telephone Number, including Area Code):

(800) 221-5672

EMILIE D. WRAPP

AllianceBernstein L.P.

1345 Avenue of the Americas, New York, N.Y. 10105

(Name and address of Agent for Service)

Copies of communications to:

Kathleen K. Clarke

Seward & Kissel LLP

1200 G Street, NW

Suite 350

Washington, DC 20005

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
☒	on November 22, 2011 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 22nd day of November, 2011.

ALLIANCEBERNSTEIN GREATER CHINA ‘97 FUND, INC.

By:	Robert M. Keith*
Robert M. Keith
President

Pursuant to the requirements of the Securities Act of l933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

1)	Principal Executive Officer:

	Robert M. Keith* Robert M. Keith	President and Chief Executive Officer	November 22, 2011

2)	Principal Financial and Accounting Officer:

	/s/ Joseph J. Mantineo Joseph J. Mantineo	Treasurer and Chief Financial Officer	November 22, 2011

All of the Directors:

John H. Dobkin*

Michael J. Downey

William H. Foulk, Jr.*

D. James Guzy*

Nancy P. Jacklin*

Robert M. Keith*

Garry L. Moody*

Marshall C. Turner, Jr.*

Earl D. Weiner*

*By:	/s/ Stephen J. Laffey	November 22, 2011
Stephen J. Laffey
(Attorney-in-fact)

Index to Exhibits

Exhibit No.	Description of Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase